Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees	124,352
General and administrative	6,122
Total operating expenses	130,474
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(130,474)
OTHER INCOME (EXPENSE):
Forgiveness of debt - court discharge			24,814
Interest expense			(31,680)
Total other income (expense)			(6,866)
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES	(130,474)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (130,474)		$ (6,866)
NET LOSS PER SHARE
Basic and diluted	$ (0.0005)		$ (0.00003)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	227,250,000	227,250,000	227,250,000	227,250,000